                          AIM VARIABLE INSURANCE FUNDS

                       AIM V.I. INTERNATIONAL GROWTH FUND

                                (SERIES I SHARES)

                       Supplement dated December 31, 2002
                       to the Prospectus dated May 1, 2002


Effective December 31, 2002, the following paragraph replaces in its entirety the first paragraph under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 3 of the prospectus:

         o Clas G. Olsson (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1994.

         o Barrett K. Sides (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1990.

         o Jason T. Holzer, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996.

         They are assisted by the Asian Pacific Team and International Europe/Canada Team. More information on the fund's management team may be found on our website (http://www.aimfunds.com).

                          AIM VARIABLE INSURANCE FUNDS

                       AIM V.I. INTERNATIONAL GROWTH FUND

                               (SERIES II SHARES)

                       Supplement dated December 31, 2002
                       to the Prospectus dated May 1, 2002


Effective December 31, 2002, the following paragraph replaces in its entirety the first paragraph under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 3 of the prospectus:

         o Clas G. Olsson (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1994.

         o Barrett K. Sides (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1990.

         o Jason T. Holzer, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996.

         They are assisted by the Asian Pacific Team and International Europe/Canada Team. More information on the fund's management team may be found on our website (http://www.aimfunds.com).

                          AIM VARIABLE INSURANCE FUNDS

                          AIM V.I. NEW TECHNOLOGY FUND

                                (SERIES I SHARES)

                       Supplement dated December 31, 2002
                       to the Prospectus dated May 1, 2002

Effective December 31, 2002, the following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 4 of the Prospectus:

         The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

         o Abel Garcia, (lead manager), Senior Portfolio Manager, who has been responsible for the fund since its inception in 2000 and has been associated with the advisor and/or its affiliates since 2000. From 1984 to 2000, he was a Senior Portfolio Manager for Waddell & Reed.

         o David P. Barnard*, Senior Portfolio Manager, who has been responsible for the fund since its inception in 2000 and has been associated with the advisor and/or its affiliates since 1982.

         o Warren Tennant, Analyst, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2000. From 1998 to 2000 he attended graduate school at the University of Texas where he earned his M.B.A. From 1993 to 1998, he worked as a lead auditor for Exxon.

----------

* Effective January 31, 2003, Mr. Barnard will retire from managing the fund.

                  More information on the fund's management team may be found on our website (http://www.aimfunds.com).

                          AIM VARIABLE INSURANCE FUNDS

                          AIM V.I. NEW TECHNOLOGY FUND

                               (SERIES II SHARES)

                       Supplement dated December 31, 2002
                       to the Prospectus dated May 1, 2002


Effective December 31, 2002, the following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 4 of the Prospectus:

         The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

         o Abel Garcia, (lead manager), Senior Portfolio Manager, who has been responsible for the fund since its inception in 2000 and has been associated with the advisor and/or its affiliates since 2000. From 1984 to 2000, he was a Senior Portfolio Manager for Waddell & Reed.

         o David P. Barnard*, Senior Portfolio Manager, who has been responsible for the fund since its inception in 2000 and has been associated with the advisor and/or its affiliates since 1982.

         o Warren Tennant, Analyst, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2000. From 1998 to 2000 he attended graduate school at the University of Texas where he earned his M.B.A. From 1993 to 1998, he worked as a lead auditor for Exxon.

----------

* Effective January 31, 2003, Mr. Barnard will retire from managing the fund.

                  More information on the fund's management team may be found on our website (http://www.aimfunds.com).

                          AIM VARIABLE INSURANCE FUNDS

                          AIM V.I. PREMIER EQUITY FUND

                               (Series II shares)

                       Supplement dated December 31, 2002
                       to the Prospectus dated May 1, 2002


Effective December 31, 2002, the following paragraph replaces in its entirety the first paragraph under the heading "FUND MANAGEMENT - Portfolio Managers" on page 3 of the prospectus:

         o Evan G. Harrel (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998, he was Vice President and portfolio manager of Van Kampen American Capital Asset Management, Inc. and portfolio manager for various growth and equity funds.

         o Robert A. Shelton, Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1995.

         They are assisted by the Premier Equity Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com).

                          AIM VARIABLE INSURANCE FUNDS

                          AIM V.I. PREMIER EQUITY FUND

                                (SERIES I SHARES)

                       Supplement dated December 31, 2002
                       to the Prospectus dated May 1, 2002


Effective December 31, 2002, the following paragraph replaces in its entirety the first paragraph under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 3 of the prospectus:

         o Evan G. Harrel (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998, he was Vice President and portfolio manager of Van Kampen American Capital Asset Management, Inc. and portfolio manager for various growth and equity funds.

         o Robert A. Shelton, Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1995.

         They are assisted by the Premier Equity Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com).

                          AIM VARIABLE INSURANCE FUNDS

                         AIM V.I. AGGRESSIVE GROWTH FUND
                             AIM V.I. BALANCED FUND
                            AIM V.I. BASIC VALUE FUND
                             AIM V.I. BLUE CHIP FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                        AIM V.I. CAPITAL DEVELOPMENT FUND
                            AIM V.I. CORE EQUITY FUND
                      AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                         AIM V.I. GLOBAL UTILITIES FUND
                       AIM V.I. GOVERNMENT SECURITIES FUND
                              AIM V.I. GROWTH FUND
                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL GROWTH FUND
                        AIM V.I. MID CAP CORE EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                          AIM V.I. NEW TECHNOLOGY FUND
                          AIM V.I. PREMIER EQUITY FUND

                                 Series I Shares

                       Supplement dated December 31, 2002
                       to the Prospectus dated May 1, 2002

The following information replaces in its entirety the information under the heading "FUND MANAGEMENT - AIM V.I. International Growth Fund" on page 24 of the prospectus:

         o Clas G. Olsson (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1994.

         o Barrett K. Sides (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1990.

         o Jason T. Holzer, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996.

                  They are assisted by the Asian Pacific Team and International Europe/Canada Team. More information on the fund's management team may be found on our website (http://www.aimfunds.com).

The following information replaces in its entirety the information under the heading "FUND MANAGEMENT - AIM V.I. New Technology Fund" on page 24 of the prospectus:

         o Abel Garcia, (lead manager), Senior Portfolio Manager, who has been responsible for the fund since its inception in 2000 and has been associated with the advisor and/or its affiliates since 2000. From 1984 to 2000, he was a Senior Portfolio Manager for Waddell & Reed.

         o David P. Barnard*, Senior Portfolio Manager, who has been responsible for the fund since its inception in 2000 and has been associated with the advisor and/or its affiliates since 1982.

         o Warren Tennant, Analyst, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2000. From 1998 to 2000 he attended graduate school at the University of Texas where he earned his M.B.A. From 1993 to 1998, he worked as a lead auditor for Exxon.

----------

* Effective January 31, 2003, Mr. Barnard will retire from managing the fund.

                  More information on the fund's management team may be found on our website (http://www.aimfunds.com)."

The following information replaces in its entirety the information under the heading "FUND MANAGEMENT - AIM V.I. Premier Equity Fund" on page 24 of the prospectus:

         o Evan G. Harrel (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998, he was Vice President and portfolio manager of Van Kampen American Capital Asset Management, Inc. and portfolio manager for various growth and equity funds.

         o Robert A. Shelton, Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1995.

                  They are assisted by the Premier Equity Team. More information on the fund's management team may be found on our website (http://www.aimfunds.com).

                          AIM VARIABLE INSURANCE FUNDS

                         AIM V.I. AGGRESSIVE GROWTH FUND
                             AIM V.I. BALANCED FUND
                            AIM V.I. BASIC VALUE FUND
                             AIM V.I. BLUE CHIP FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                        AIM V.I. CAPITAL DEVELOPMENT FUND
                            AIM V.I. CORE EQUITY FUND
                      AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                         AIM V.I. GLOBAL UTILITIES FUND
                       AIM V.I. GOVERNMENT SECURITIES FUND
                              AIM V.I. GROWTH FUND
                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL GROWTH FUND
                        AIM V.I. MID CAP CORE EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                          AIM V.I. NEW TECHNOLOGY FUND
                          AIM V.I. PREMIER EQUITY FUND

                                SERIES II SHARES

                       Supplement dated December 31, 2002
                       to the Prospectus dated May 1, 2002


The following information replaces in its entirety the information under the heading "FUND MANAGEMENT - AIM V.I. INTERNATIONAL GROWTH FUND" on page 26 of the prospectus:

         o Clas G. Olsson (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1994.

         o Barrett K. Sides (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1990.

         o Jason T. Holzer, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996.

                  They are assisted by the Asian Pacific Team and International Europe/Canada Team. More information on the fund's management team may be found on our website (http://www.aimfunds.com).

The following information replaces in its entirety the information under the heading "FUND MANAGEMENT - AIM V.I. NEW TECHNOLOGY FUND" on page 26 of the prospectus:

         o Abel Garcia, (lead manager), Senior Portfolio Manager, who has been responsible for the fund since its inception in 2000 and has been associated with the advisor and/or its affiliates since 2000. From 1984 to 2000, he was a Senior Portfolio Manager for Waddell & Reed.

         o David P. Barnard*, Senior Portfolio Manager, who has been responsible for the fund since its inception in 2000 and has been associated with the advisor and/or its affiliates since 1982.

         o Warren Tennant, Analyst, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2000. From 1998 to 2000 he attended graduate school at the University of Texas where he earned his M.B.A. From 1993 to 1998, he worked as a lead auditor for Exxon.


----------

* Effective January 31, 2003, Mr. Barnard will retire from managing the fund.

                  More information on the fund's management team may be found on our website (http://www.aimfunds.com).

The following information replaces in its entirety the information under the heading "FUND MANAGEMENT - AIM V.I. PREMIER EQUITY FUND" on page 26 of the prospectus:

         o Evan G. Harrel (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998, he was Vice President and portfolio manager of Van Kampen American Capital Asset Management, Inc. and portfolio manager for various growth and equity funds.

         o Robert A. Shelton, Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1995.

                  They are assisted by the Premier Equity Team. More information on the fund's management team may be found on our website (http://www.aimfunds.com).